RESTRICTED CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Restricted Cash And Cash Equivalents1 [Abstract]
RESTRICTED CASH AND CASH EQUIVALENTS	RESTRICTED CASH AND CASH EQUIVALENTS

Property	December 31, 2023	December 31, 2022
McCoy-Cove, Nevada (i)	$—	$1,955
Lone Tree, Nevada (ii)	40,243	25,877
Ruby Hill, Nevada (iii)	4,245	4,604
Granite Creek, Nevada (iv)	—	466
Total restricted cash and cash equivalents	$44,488	$32,902
(i)The balance in the comparative period represents restricted cash relating to the reclamation of the Company's McCoy-Cove property. The surety bonding company was changed during the year ended December 31, 2023, and as a result no cash collateral was required under the bond.

(ii)The Company has $40.2 million in restricted cash relating to the reclamation of the Company's Lone Tree property.

(iii)     The Company has $4.2 million in restricted cash relating to the reclamation of the Company's Ruby Hill property.

(iv)     The balance in the comparative period represents restricted cash relating to the reclamation of the Company's Granite Creek property. The surety bonding company was changed during the year ended December 31, 2023, and as a result no cash collateral was required under the bond.